UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                    -------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital LLP
Address:  11 Grosvenor Place
          London, United Kingdom SW1X 7HH

Form 13F File Number:      028-13726
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Xavier Freixes
Title:      Chief Executive Officer
Phone:      +44 20 7245 7900

Signature, Place and Date of Signing:

    /s/ Xavier Freixes                   London, UK          August 15, 2011
--------------------------           ------------------      ---------------
        [Signature]                     [City, State]             [Date]


Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 2
                                               -------------------
Form 13F Information Table Value Total:              $38,092
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                           TYRUS CAPITAL LLP
                                                      FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED JUNE 30, 2011

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC DEL              COM              30212P105   7,972     275,000   SH         SOLE                275,000
NASDAQ OMX GROUP INC         COM              631103108  30,120   1,190,500   SH         SOLE              1,190,500